Financial Instruments and Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of risk management strategy related to hedge accounting [abstract]
Schedules of Risks Arising from Financial Instruments
U.S. dollar financial instruments subject to foreign exchange risk consist of U.S. dollar denominated items held in Canada and are summarized below.

(US$ in millions)	December 31, 2021	December 31, 2020
Cash and cash equivalents	$664	$23
Trade and settlement receivables	1,042	616
Trade accounts payable and other liabilities	(703)	(608)
Debt	(3,479)	(3,741)
Reduced by: Debt designated as a hedging instrument in our net investment hedge	2,697	3,575
Net U.S. dollar exposure	$221	$(135)
The table below outlines our outstanding settlement receivables and payables, which were provisionally valued at December 31, 2021 and December 31, 2020.
29.    Financial Instruments and Financial Risk Management (continued)

	Outstanding at December 31, 2021		Outstanding at December 31, 2020
(Pounds in millions)	Pounds	US$/lb.	Pounds	US$/lb.
Receivable positions
Copper	156	$4.42	132	$3.52
Zinc	175	$1.62	142	$1.24
Lead	53	$1.06	42	$0.90
Payable positions
Zinc payable	63	$1.62	112	$1.24
Lead payable	10	$1.06	19	$0.90

Schedule of Maturity Analysis for Non-Derivative Financial Liabilities
At December 31, 2021, scheduled principal payments during the next five years and thereafter are as follows:

($ in millions)	US$	CAD$ Equivalent
2022	$168	$213
2023	373	472
2024	265	336
2025	265	336
2026	422	536
Thereafter	4,413	5,594
	$5,906	$7,487
Contractual undiscounted cash flow requirements for financial liabilities as at December 31, 2021 are as follows:

(CAD$ in millions)	Less Than 1 Year	2–3 Years	4–5 Years	More Than 5 Years	Total
Trade accounts payable and other liabilities	$3,045	$—	$—	$—	$3,045
Debt (Note 18(f))	213	808	872	5,594	7,487
Lease liabilities	154	191	172	611	1,128
Obligation to Neptune Bulk Terminals	—	26	144	—	170
ENAMI preferential dividend liability	—	43	16	46	105
QB2 advances from SMM/SC	—	—	—	1,271	1,271
QB2 variable consideration to IMSA	—	63	63	—	126
Other liabilities	—	139	56	37	232
Estimated interest payments on debt	277	623	601	2,907	4,408
Estimated interest payments on QB2 advances from SMM/SC	—	—	—	1,753	1,753
Estimated interest payments on lease and other liabilities	16	24	12	30	82

Schedule of Sensitivity Analysis for Types of Market Risk	The following represents the effect on profit (loss) attributable to shareholders from a 10% change in commodity prices, based on outstanding receivables and payables subject to final pricing adjustments at December 31, 2021. There is no effect on other comprehensive income (loss).
29.    Financial Instruments and Financial Risk Management (continued)

	Price on December 31,		Change in Profit Attributable to Shareholders
(CAD$ in millions, except for US$/lb. data)	2021	2020	2021	2020
Copper	US$4.42/lb.	US$3.52/lb.	$53	$36
Zinc	US$1.62/lb.	US$1.24/lb.	$7	$(2)
The table below outlines our outstanding settlement receivables and payables, which were provisionally valued at December 31, 2021 and December 31, 2020.
29.    Financial Instruments and Financial Risk Management (continued)

	Outstanding at December 31, 2021		Outstanding at December 31, 2020
(Pounds in millions)	Pounds	US$/lb.	Pounds	US$/lb.
Receivable positions
Copper	156	$4.42	132	$3.52
Zinc	175	$1.62	142	$1.24
Lead	53	$1.06	42	$0.90
Payable positions
Zinc payable	63	$1.62	112	$1.24
Lead payable	10	$1.06	19	$0.90

Schedules of Risks Arising from Financial Instruments
The fair value of our commodity swaps is calculated using a discounted cash flow method based on forward metal prices. A summary of these derivative contracts and related fair values as at December 31, 2021 is as follows:

Derivatives not designated as hedging instruments	Quantity	Average Price of Purchase Commitments	Average Price of Sale Commitments	Fair Value Asset (CAD$ in millions)
Zinc swaps	140 million lbs.	US$1.60/lb.	US$1.57/lb.	$9
Lead swaps	59 million lbs.	US$1.04/lb.	US$1.05/lb.	—
				$9
Derivatives Not Designated as Hedging Instruments and Embedded Derivatives

(CAD$ in millions)	Amount of Gain (Loss) Recognized in Other Operating Income (Expense) and Non-Operating Income (Expense)
	2021	2020
Zinc derivatives	$17	$12
Lead derivatives	4	(5)
Settlement receivables and payables (Note 8)	442	47
Contingent zinc escalation payment embedded derivative (c)	(28)	(1)
Gold stream embedded derivative (c)	(8)	28
Silver stream embedded derivative (c)	(7)	28
QB2 variable consideration to IMSA (Note 10(a))	(97)	—
	$323	$109